CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Proceeding	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Administrative penalty (China)	$ 33.4	$ 0	$ 0
Minimum number of proceedings that could have a material impact	1